Employee Savings Plan - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Defined Contribution Plan Disclosure [Line Items]
401(k) eligibility minimum service period			90 days		90 days
401(k) description of plan contributions			Contribution equal to 100% of the first 1% of salary deferrals and 50% of salary deferrals between 2% and 6%, up to a maximum matching contribution of 3.5% of salary each plan year for our employees.		Contribution equal to 100% of the first 1% of salary deferrals and 50% of salary deferrals between 2% and 6%, up to a maximum matching contribution of 3.5% of salary each plan year for our employees.
Employee vested percentage in salary deferrals and roll over contributions			100.00%		100.00%
Minimum period for vesting 100% contributions			2 years		2 years
Discretionary contributions vested period			6 years		6 years
Matching contribution amount	$ 0.4	$ 0.3	$ 1.3	$ 0.9	$ 1.2	$ 1.0	$ 0.7
One Hundred Percent Match For Percent Of Participants Contribution [Member]
Defined Contribution Plan Disclosure [Line Items]
Employer contribution percentage			100.00%		100.00%
Percentage of salary deferrals			1.00%		1.00%
50% Matching Contribution [Member]
Defined Contribution Plan Disclosure [Line Items]
Employer contribution percentage			50.00%		50.00%
Two Years of Service [Member]
Defined Contribution Plan Disclosure [Line Items]
Matching contributions, vesting percentage			100.00%		100.00%
Minimum [Member]
Defined Contribution Plan Disclosure [Line Items]
401(k) eligible age of employee			21 years		21 years
Minimum [Member] | 50% Matching Contribution [Member]
Defined Contribution Plan Disclosure [Line Items]
Percentage of salary deferrals			2.00%		2.00%
Maximum [Member]
Defined Contribution Plan Disclosure [Line Items]
Percentage of salary deferrals			3.50%		3.50%
Maximum [Member] | 50% Matching Contribution [Member]
Defined Contribution Plan Disclosure [Line Items]
Percentage of salary deferrals			6.00%		6.00%